UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		January 22,2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		$281,470



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     6,136  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101     5,928  304,000sh         sole               304,000
Accrue Software Inc.   Common        00437W102       750  300,000sh         sole               300,000
Adaptec, Inc.          Common        00651F108       721   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100    17,653  525,000sh         sole               525,000
Aspect Communications  Common        045237104     3,541  440,000sh         sole               440,000
Atmel Corp.            Common        049513104     1,176  101,200sh         sole               101,200
Atrix Laboratories, IncCommon        04962L101       853   50,000sh         sole                50,000
Bio-Plexus Inc.        Common        09057C106        81  100,000sh         sole               100,000
Carnival Corp.         Class A       143658102     1,849   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     3,049  410,000sh         sole               410,000
Comverse Technology    Common        205862402    25,809  237,600sh         sole               237,600
Dallas Semiconductor CoCommon        235204104     6,406  250,000sh         sole               250,000
Diamondcluster internatCommon        252762109     5,185  170,000sh         sole               170,000
Documentum, Inc.       Common        256159104    16,397  330,000sh         sole               330,000
Dollar Tree Stores Inc.Common        256747106     1,654   67,500sh         sole                67,500
E M C Corp Mass        Common        268648102    13,300  200,000sh         sole               200,000
Eateries Inc.          Common        277851101       250  100,000sh         sole               100,000
Elan PLC               ADR           284131208     4,003   85,517sh         sole                85,517
Flow International CorpCommon        343468104     3,300  300,000sh         sole               300,000
Fortel Inc.            Common        349550103       2301,050,000sh         sole              1,050,000
GenRad, Inc.           Common        372447102     2,003  200,300sh         sole               200,300
Health Mgmt Assoc Inc NClass A       421933102     2,698  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102       464  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101    17,926  430,000sh         sole               430,000
JPM Company            Common       4659331098       134  195,000sh         sole               195,000
KV Pharmaceutical Co   Class A       482740206     4,875  195,000sh         sole               195,000
Kensey Nash Corp.      Common        490057106     3,797  375,000sh         sole               375,000
Legato Systems         Common        524651106     5,578  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     3,176  420,000sh         sole               420,000
Mapics, Inc            Common        564910107       325   65,000sh         sole                65,000
Mexican Resturants     Common        59283R104       169   75,000sh         sole                75,000
Molecular Devices Corp Common        60851C107    17,890  261,400sh         sole               261,400
Navidec Inc.           Common        63934Q101       225   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104    19,256  300,000sh         sole               300,000
Nextel Comm Inc.       Class A       65332V103     4,455  180,000sh         sole               180,000
Novellus Systems Inc.  Common        670008101       679   18,900sh         sole                18,900
Orthodontic Centers of Common        68750P103     4,688  150,000sh         sole               150,000
P- Com Inc.            Common        693262107       459  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     4,573  620,000sh         sole               620,000
Planar Systems         Common        726900103     8,209  330,000sh         sole               330,000
Project Software       Common        74339P101     4,347  405,000sh         sole               405,000
ProsoftTraining.com    Common        743477101     6,002  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101     2,183  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     7,740  180,000sh         sole               180,000
QRS Corp.              Common        74726X105     3,844  300,000sh         sole               300,000
Sawtek Inc.            Common        805468105     6,928  150,000sh         sole               150,000
Serena Software, Inc.  Common        817492101     6,333  185,000sh         sole               185,000
Symantec Corp.         Common        871503108     2,503   75,000sh         sole                75,000
SymmetriCom, Inc.      Common        871543104     8,775  900,000sh         sole               900,000
Systemone Technologies,Common        87187Q104       225  100,000sh         sole               100,000
TJX Cos Inc new        Common        872540109     2,775  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       630   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101        90  374,000sh         sole               374,000
UroCor, Inc.           Common        91727P105       963  110,000sh         sole               110,000
Verilink               Common        923432108     1,116  525,000sh         sole               525,000
Wind River Systems, IncCommon        973149107     7,166  210,000sh         sole               210,000

                                                          281,470



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